Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	95,468,067	70,911,166	70,896,795
Common stock, shares outstanding (in shares)	95,468,067	70,911,166	70,896,795
MGP Operating Partnership
Partners' capital
Partners' capital, units issued (in shares)	295,170,610	266,045,289	266,030,918
Partners' capital, units outstanding (in shares)	295,170,610	266,045,289	266,030,918